Exhibit 99.1

VSE 2017-A VOI Mortgage LLC

Vacation Ownership Interest Loan-Backed Notes, Series 2017-A

Sample VOI Loans Agreed-Upon Procedures

Report To:

Vistana Signature Experiences, Inc.

Vistana Vacation Ownership, Inc.

VSE 2017-A VOI Mortgage LLC

31 August 2017

Ernst & Young LLP	Tel: +1 212 773 3000
5 Times Square	Fax: +1 212 773 6350
New York, NY 10036	ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Vistana Signature Experiences, Inc.

Vistana Vacation Ownership, Inc.

VSE 2017-A VOI Mortgage LLC

9002 San Marco Court

Orlando, Florida 32819

Re:                            VSE 2017-A VOI Mortgage LLC (the “Issuer”)

Vacation Ownership Interest Loan-Backed Notes, Series 2017-A (the “Notes”)

Sample VOI Loans Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Vistana Signature Experiences, Inc. (the “Parent Guarantor”), Vistana Vacation Ownership, Inc. (“VVO”), the Issuer, Wells Fargo Securities, LLC (“Wells Fargo” or the “Structuring Agent,” together with the Parent Guarantor, VVO and Issuer, the “Specified Parties”), solely to assist the Issuer in evaluating the accuracy of certain information with respect to a pool of vacation ownership interest loans and contracts for deed relating to the purchase of vacation ownership interests (collectively, the “VOI Loans”) relating to the Issuer’s securitization transaction.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Structuring Agent, on behalf of the Issuer, provided us with electronic data files:

a.                                      Labeled “VSTNA 2017-A_Statistical Pool Cut_2017.07.31_ACCT with OTM.xlsx” and the corresponding record layout and decode information (the “Preliminary Statistical Base Data File”) that the Parent Guarantor, on behalf of the Issuer, indicated contains information as of 31 July 2017 (the “Statistical Cut-Off Date”) relating to certain vacation ownership interest loans (the “Initial VOI Loans”) that are expected to be representative of the VOI Loans and

b.                                      Labeled “VSTNA 2017-A_Statistical Pool Cut_2017.07.31_2017.08.17 Provided.xlsx” and the corresponding record layout and decode information (the “Statistical Base Data File,” together with the Preliminary Statistical Base Data File, the “Provided Data Files”) that the Parent Guarantor, on behalf of the Issuer, indicated contains information relating to the Initial VOI Loans as of the Statistical Cut-Off Date.

For the purpose of the procedures described in this report, the Parent Guarantor, on behalf of the Issuer, provided us with:

a.                                      Imaged copies of:

i.                                          The note, adjustable rate note secured by mortgage, note modification agreement or other related documents (collectively and as applicable, the “Note”),

ii.                                       The mortgage, deed of trust or other related documents (collectively and as applicable, the “Mortgage”),

iii.                                    The financial information screen shot (the “Financial Information Screen Shot”),

iv.                                   The adjustment letter (the “Adjustment Letter”),

v.                                      The purchase agreement, purchase and sale agreement, purchase and equity membership agreement, purchase contract or other related documents (collectively and as applicable, the “Purchase Agreement”),

vi.                                   The credit report (the “Credit Report”) and

vii.                                Certain printed screen shots from the Parent Guarantor or its affiliate’s servicing system (the “System Screen Shots,” together with the Note, Mortgage, Financial Information Screen Shot, Adjustment Letter, Purchase Agreement and Credit Report, the “Source Documents”)

relating to the Sample VOI Loans (as defined in Attachment A),

b.                                      The list of relevant characteristics (the “Sample Characteristics”) on the Statistical Base Data File, which is shown on Exhibit 1 to Attachment A, and

c.                                       Instructions, assumptions and methodologies, which are described in Attachment A.

2

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Parent Guarantor or Structuring Agent, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Initial VOI Loans or VOI Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Parent Guarantor or Structuring Agent, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.                                      Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.                                      Making any findings with respect to:

i.                                          Whether the origination of the VOI Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.                                       The value of the collateral securing the VOI Loans,

iii.                                    Whether the originator of the VOI Loans complied with federal, state or local laws or regulations or

iv.                                   Any other factor or characteristic of the VOI Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

31 August 2017

3

Attachment A

Procedures performed and our associated findings

1.                                      As instructed by the Parent Guarantor, on behalf of the Issuer, we randomly selected a sample of 200 Initial VOI Loans from the Preliminary Statistical Base Data File (the “Sample VOI Loans”).  For the purpose of this procedure, the Parent Guarantor, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample VOI Loans that we were instructed to randomly select from the Preliminary Statistical Base Data File.

For the purpose of the procedures described in this report, the 200 Sample VOI Loans are referred to as Sample VOI Loan Numbers 1 through 200.

2.                                      For each vacation ownership interest loan on the Preliminary Statistical Base Data File and Statistical Base Data File, we compared the LookupKey, as shown on the Preliminary Statistical Base Data File, to the corresponding LookupKey, as shown on the Statistical Base Data File, and noted that:

a.                                      All of the Initial VOI Loans were included on both the Preliminary Statistical Base Data File and Statistical Base Data File and

b.                                      No vacation ownership interest loans other than the Initial VOI Loans were included on the Preliminary Statistical Base Data File or Statistical Base Data File.

3.                                      For each Sample VOI Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Statistical Base Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Parent Guarantor, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Parent Guarantor, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Statistical Base Data File Field Name	Source Document(s)	Note
LookupKey	LookupKey	Note	i.

Property ID	Property	System Screen Shots

Current loan balance	Mortgage Balance	System Screen Shots	ii.

Original loan balance	Original Mtg Amt	Note

Coupon rate	Interest Rate	(a) System Screen Shots, (b) Note, (c) Note and System Screen Shots or (d) Note, System Screen Shots and recalculation	iii.

Original term to maturity (months)	Original Term	(a) Note or (b) Mortgage, Note and recalculation	iv.

Remaining term to maturity (months)	Remaining Term	Note and recalculation	v.

Monthly payment	Payment Amount	Note or System Screen Shots	vi.

Original maturity date	Original Maturity Date	(a) Mortgage, (b) Note and recalculation or (c) Adjustment Letter	vii.

State	State/Country	Purchase Agreement or System Screen Shots	viii.

Sales price	Sales Price	(a) Purchase Agreement or (b) Financial Information Screen Shot and recalculation	ix.

Down payment	Down Payment	(a) Purchase Agreement, Note and recalculation, (b) System Screen Shots, (c) Financial Information Screen Shot or (d) Purchase Agreement and recalculation	x.

Credit score	FICOScore	Credit Report or System Screen Shots	xi.

Notes:

i.                                          For identification purposes only.

ii.                                       The Parent Guarantor, on behalf of the Issuer, indicated that certain of the System Screen Shots contained account activity which occurred after the Statistical Cut-Off Date.  For the purpose of comparing the current loan balance Sample Characteristic for each Sample VOI Loan, the Parent Guarantor, on behalf of the Issuer, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Statistical Cut-Off Date.

iii.                                    For the purpose of comparing the coupon rate Sample Characteristic for Sample VOI Loan Number 166, the Parent Guarantor, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

For the purpose of comparing the coupon rate Sample Characteristic for each Sample VOI Loan (except for Sample VOI Loan Number 166 and the EFT Sample VOI Loans (as defined below)), the Parent Guarantor, on behalf of the Issuer, instructed us to use the Note as the Source Document, subject to the instruction provided by the Parent Guarantor, on behalf of the Issuer, that is stated in the succeeding paragraphs of this note iii.

For each Sample VOI Loan (except for Sample VOI Loan Number 166 and the EFT Sample VOI Loans) that has more than one coupon rate, as shown on the Note, the Parent Guarantor, on behalf of the Issuer, instructed us to use the coupon rate, as shown on the Note, corresponding to the coupon rate, as shown on the System Screen Shots.

For each Sample VOI Loan (except for Sample VOI Loan Number 166) with a billing type of “EFT,” as shown on the System Screen Shots (each, an “EFT Sample VOI Loan”), the Parent Guarantor, on behalf of the Issuer, instructed us to recalculate the coupon rate as the difference between the:

a.                                      Coupon rate and

b.                                      Interest rate reduction,

both as shown on the Note.

Notes:  (continued)

iv.                                   For the purpose of comparing the original term to maturity (months) Sample Characteristic for each Sample VOI Loan that does not have the original term to maturity (months) specifically stated on the Note, the Parent Guarantor, on behalf of the Issuer, instructed us to recalculate the original term to maturity (months) as the difference in months between the:

a.                                      Original maturity date, as shown on the Mortgage, and

b.                                      First payment date, as shown on the Note.

v.                                      For the purpose of comparing the remaining term to maturity (months) Sample Characteristic for each Sample VOI Loan, the Parent Guarantor, on behalf of the Issuer, instructed us to recalculate the remaining term to maturity (months) as the difference between the:

a.                                      Original term to maturity (months), as shown on the Note (and in accordance with note iv. above), and

b.                                      Seasoning, as shown on the Statistical Base Data File.

vi.                                     For the purpose of comparing the monthly payment Sample Characteristic for each Sample VOI Loan (except for Sample VOI Loan Number 166 and the EFT Sample VOI Loans), the Parent Guarantor, on behalf of the Issuer, instructed us to use the Note as the Source Document, subject to the instructions provided by the Parent Guarantor, on behalf of the Issuer, that are stated in the succeeding paragraphs of this note vi.

For each Sample VOI Loan (except for Sample VOI Loan Number 166 and the EFT Sample VOI Loans) that has more than one monthly payment, as shown on the Note, the Parent Guarantor, on behalf of the Issuer, instructed us to use the monthly payment, as shown on the Note, corresponding to the monthly payment, as shown on the System Screen Shots.

For the purpose of comparing the monthly payment Sample Characteristic for Sample VOI Loan Number 166 and the EFT Sample VOI Loans, the Parent Guarantor, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

vii.                                For the purpose of comparing the original maturity date Sample Characteristic for each Sample VOI Loan (except for Sample VOI Loan Number 23) that does not have the original maturity date specifically stated in the Mortgage, the Parent Guarantor, on behalf of the Issuer, instructed us to recalculate the original maturity date by:

a.                                      Subtracting:

(1)                                 One from

(2)                                 The original term to maturity (months), as shown on the Note, and

b.                                      Adding the result obtained in a. above to the first payment date, as shown on the Note.

For the purpose of comparing the original maturity date Sample Characteristic for Sample VOI Loan Number 23, the Parent Guarantor, on behalf of the Issuer, instructed us to use the Adjustment Letter as the Source Document.

Notes:  (continued)

viii.                             For the purpose of comparing the state Sample Characteristic for each Sample VOI Loan (except for Sample VOI Loan Number 28), the Parent Guarantor, on behalf of the Issuer, instructed us to use the Purchase Agreement as the Source Document.

For the purpose of comparing the state Sample Characteristic for Sample VOI Loan Number 28, the Parent Guarantor, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

ix.                                   For the purpose of comparing the sales price Sample Characteristic for each Sample VOI Loan (except for Sample VOI Loan Numbers 181, 182, 183, 184, 185, 186, 187 and 188), the Parent Guarantor, on behalf of the Issuer, instructed us to use the Purchase Agreement as the Source Document.

For the purpose of comparing the sales price Sample Characteristic for Sample VOI Loan Numbers 181, 182, 183, 184, 185, 186, 187 and 188, the Parent Guarantor, on behalf of the Issuer, instructed us to recalculate the sales price by adding the:

a.                                      Purchase amount,

b.                                      Title insurance,

c.                                       Deed fee,

d.                                      Mortgage fee,

e.                                       Escrow fee,

f.                                        Mortgage ins.,

g.                                       Trustee fee,

h.                                      Policy GTE fee,

i.                                          UG deed fee and

j.                                         UG title search,

all as shown on the Financial Information Screen Shot.

x.                                      For the purpose of comparing the down payment Sample Characteristic for each Sample VOI Loan (except for (i) Sample VOI Loan Numbers 35, 36, 166, 170, 171, 174, 175, 176, 177, 179, 180, 181, 182, 183 and 187 and (ii) each Sample VOI Loan with a Property ID of “19,” “24” or “44,” all as shown on the Statistical Base Data File), the Parent Guarantor, on behalf of the Issuer, instructed us to recalculate the down payment by adding the:

a.                                      Initial deposit, as shown on the Purchase Agreement,

b.                                      Additional deposit, as shown on the Purchase Agreement, and

c.                                       Reduced principal amount, as applicable, as shown on the Note.

For the purpose of comparing the down payment Sample Characteristic for Sample VOI Loan Numbers 35 and 36, the Parent Guarantor, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

For the purpose of comparing the down payment Sample Characteristic for Sample VOI Loan Numbers 166, 170, 171, 174, 175, 176, 177, 179, 180, 181, 182, 183 and 187, the Parent Guarantor, on behalf of the Issuer, instructed us to use the Financial Information Screen Shot as the Source Document.

Notes:  (continued)

x.  (continued)

For the purpose of comparing the down payment Sample Characteristic for each Sample VOI Loan with a Property ID of “19,” “24” or “44,” as shown on the Statistical Base Data File, the Parent Guarantor, on behalf of the Issuer, instructed us to recalculate the down payment by:

a.                                      Adding the:

(1)                                 Initial deposit and

(2)                                 Additional deposit

and

b.                                      Subtracting the administrative fees from the result obtained in a. above, all as shown on the Purchase Agreement.

xi.                                   We were instructed by the Parent Guarantor, on behalf of the Issuer, not to compare the credit score Sample Characteristic for each Sample VOI Loan with a credit score value of “0” or “999,” as shown on the Statistical Base Data File (each, a “No Credit Score Sample VOI Loan”).

For the purpose of comparing the credit score Sample Characteristic for each Sample VOI Loan that is not a No Credit Score Sample VOI Loan (except Sample VOI Loan Numbers 24, 182 and 190), the Parent Guarantor, on behalf of the Issuer, instructed us to use the Credit Report as the Source Document, subject to the instruction provided by the Parent Guarantor, on behalf of the Issuer, that is stated in the succeeding paragraph of this note xi.

The Parent Guarantor, on behalf of the Issuer, indicated that certain Credit Reports contained credit score information for one or more borrowers.  For the purpose of comparing the credit score Sample Characteristic for each Sample VOI Loan that is not a No Credit Score Sample VOI Loan (except Sample VOI Loan Numbers 24, 182 and 190) with more than one borrower credit score, the Parent Guarantor, on behalf of the Issuer, instructed us to note agreement if the credit score value on the Statistical Base Data File agreed with one of the borrower credit scores shown on the Credit Report.  We performed no procedures to reconcile any differences between the borrower credit scores shown on the Credit Report.

For the purpose of comparing the credit score Sample Characteristic for Sample VOI Loan Numbers 24, 182 and 190, the Parent Guarantor, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Parent Guarantor, on behalf of the Issuer, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample VOI Loan Number	Sample Characteristic	Statistical Base Data File Value	Source Document Value

177	Original maturity date	9/15/2022	6/15/2022

182	Credit score	779	789